Net Loss Per Share Attributable to Common Stockholders - Schedule of Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Earnings Per Share [Abstract]
Net loss	$ (137,124)	$ (127,103)	$ (123,714)
Basic and diluted weighted-average common shares outstanding used in computing net loss per share attributable to common stockholders, basic (in shares)	79,610,970	44,214,426	42,863,642
Basic and diluted weighted-average common shares outstanding used in computing net loss per share attributable to common stockholders, diluted (in shares)	79,610,970	44,214,426	42,863,642
Basic and diluted net loss per share attributable to common stockholders, basic (in dollars per share)	$ (1.72)	$ (2.87)	$ (2.89)
Basic and diluted net loss per share attributable to common stockholders, diluted (in dollars per share)	$ (1.72)	$ (2.87)	$ (2.89)